N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000729522
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Polaris Retirement Protector 333-185787 | PolarisIncomePlusOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Polaris Retirement Protector 333-185787 | PolarisIncomePlusTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%